ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Balance Sheets of Parent Company

Condensed Balance Sheets of Parent Company

	As of December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(Restated)	(Restated)
ASSETS
Current assets:
Cash and cash equivalents	19,616	316,210	27,355	4,204
Amounts due from subsidiaries and VIEs	72,163	299,546	518,976	79,765
Prepayments and other current assets	3,701	3,187	7,085	1,089

Total current assets	95,480	618,943	553,416	85,058

Non-current assets:
Investment in subsidiaries and VIEs	164,983	170,509	—	—

Total non-current assets	164,983	170,509	—	—

Total assets	260,463	789,452	553,416	85,058

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current liabilities:
Accrued expenses and other current liabilities	253	12,534	19,728	3,032

Total current liabilities	253	12,534	19,728	3,032

Total liabilities	253	12,534	19,728	3,032

Commitments and contingencies
Series A convertible preferred shares (US$0.001 par value; 3,125,000 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016 and 2017)	40,181	—	—	—
Series A-1 convertible preferred shares (US$0.001 par value; 1,302,084 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016 and 2017)	28,492	—	—	—
Series B convertible preferred shares (US$0.001 par value; 2,962,239 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016 and 2017)	126,641	—	—	—
Series C convertible preferred shares (US$0.001 par value; 4,640,843 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016 and 2017)	280,704	—	—	—

Total mezzanine equity	476,018	—	—	—

Shareholders’ equity/(deficit):
Ordinary shares—Class A (US$0.001 par value; 20,000,000 shares authorized, 4,543,461 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	31	31	31	5
Ordinary shares—Class B (US$0.001 par value; 180,000,000 shares authorized, 25,191,705 and 26,280,367 shares, issued and outstanding as of December 31, 2016 and 2017, respectively)	37	168	176	27
Additional paid-in capital	—	1,090,991	1,107,201	170,174
Statutory Reserve	—	6,662	6,730	1,034
Accumulated other comprehensive loss	(19,010)	(10,087)	(30,539)	(4,694)
Accumulated deficit	(196,866)	(310,847)	(549,911)	(84,520)

Gridsum’s shareholders’ equity/(deficit)	(215,808)	776,918	533,688	82,026

Total liabilities, mezzanine equity and shareholders’ equity/(deficit)	260,463	789,452	553,416	85,058

Condensed Statements of Operations and Comprehensive Loss of Parent Company

Condensed Statements of Operations and Comprehensive Loss of Parent Company

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(Restated)	(Restated)
Revenues	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
Sales and marketing expenses	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(565)	(802)	(872)	(134)

Total operating expenses	(565)	(802)	—	—

Loss from operations	(565)	(802)	(872)	(134)
Loss from subsidiaries and VIEs	(61,192)	(97,772)	(238,124)	(36,599)

Net loss	(61,757)	(98,574)	(238,996)	(36,733)

Accretions to preferred shares redemption value	(19,707)	(16,725)	—	—
Cumulative dividend to preferred shareholders	(16,642)	(12,990)	—	—

Net loss attributable to Gridsum’s ordinary shareholders	(98,106)	(128,289)	(238,996)	(36,733)

Comprehensive loss	(81,103)	(89,704)	(259,576)	(39,896)

Condensed Statements of Cash Flows of Parent Company

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB (Restated)	RMB (Restated)	RMB	US$
Cash flows from operating activities:
Net cash used in operating activities	(56,436)	(188,097)	2,424	373

Cash Flows from investing activities:
Investment of subsidiaries and VIEs	(185,448)	(103,298)	(291,008)	(44,727)

Net cash used in investing activities	(185,448)	(103,298)	(291,008)	(44,727)

Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares	262,561	—	—	—
Proceeds from issuance of ordinary shares	—	615,032	3,091	475
Payment of financing costs in connection with the issuance of Series C preferred shares	(1,061)	—	—	—
Payment for IPO costs	—	(27,043)	(3,362)	(517)

Net cash provided by financing activities	261,500	587,989	(271)	(42)

Net increase in cash and cash equivalents	19,616	296,594	(288,855)	(44,396)
Cash and cash equivalents at the beginning of the year	—	19,616	316,210	48,600

Cash and cash equivalents at the end of the year	19,616	316,210	27,355	4,204

Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value	19,707	16,725	—	—